Voya MidCap Opportunities Fund Expense Example, No Redemption - Class A C I R R6 and W Shares [Member] - Voya MidCap Opportunities Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 689
Expense Example, No Redemption, 3 Years	931
Expense Example, No Redemption, 5 Years	1,192
Expense Example, No Redemption, 10 Years	1,935
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	609
Expense Example, No Redemption, 5 Years	1,047
Expense Example, No Redemption, 10 Years	2,264
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	528
Expense Example, No Redemption, 10 Years	1,175
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	1,724
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	478
Expense Example, No Redemption, 10 Years	1,069
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	$ 1,155